AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 89.6%
Asset-Backed Securities — 9.6%
Collateralized Loan Obligations — 7.4%
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A
—%(p)	10/17/32	7,500	$7,500,000
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.314%(c)	07/20/34	3,500	3,496,848
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
1.340%(c)	07/15/34	4,500	4,497,529
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.121%(c)	02/05/31	993	992,940
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A
—%(p)	10/20/34	5,375	5,373,656
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.273%(c)	07/20/34	8,000	7,995,296
KVK CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A
—%(p)	10/15/34	1,500	1,499,625
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.332%(c)	06/20/34	11,750	11,756,572
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.414%(c)	10/20/31	29,182	29,182,068
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.208%(c)	10/23/31	7,250	7,247,507
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class A1RR, 144A
0.000%(cc)	07/23/33	7,500	7,487,825
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A
—%(p)	10/29/34	2,500	2,500,000
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.306%(c)	07/20/34	7,000	6,979,477
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.381%(c)	04/15/34	7,750	7,781,123
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.334%(c)	10/20/31	25,250	25,258,891
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
1.416%(c)	04/15/30	1,955	$1,954,666
			131,504,023
Consumer Loans — 0.2%
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.936%(c)	02/25/23	2,560	2,566,304
Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	3,129,313
Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
0.726%(c)	05/25/34	1,039	1,024,999
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.786%(c)	09/25/34	812	798,086
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
1.166%(c)	03/25/33	247	245,940
			2,069,025
Manufactured Housing — 0.1%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	2,040	2,068,435
Other — 0.5%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.436%(c)	04/25/23	880	881,242
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.886%(c)	06/25/24	8,350	8,264,689
			9,145,931
Residential Mortgage-Backed Securities — 1.1%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.866%(c)	11/25/34	449	446,274
Series 2004-ECC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.986%(c)	12/25/34	1,630	1,615,348
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
3.619%(cc)	07/27/50	3,518	3,553,709
A1

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	2,294	$2,296,444
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	2,913	2,915,884
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	1,817	1,846,540
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	2,425	2,472,038
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
0.986%(c)	05/25/34	711	696,500
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	2,095	2,169,426
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.086%(c)	10/25/59	1,001	1,008,944
			19,021,107

Total Asset-Backed Securities (cost $165,651,052)			169,504,138
Commercial Mortgage-Backed Securities — 11.0%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	6,500	6,815,115
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	11,045	11,417,656
Benchmark Mortgage Trust,
Series 2018-B01, Class A1
2.560%	01/15/51	1,336	1,342,317
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	13,890	14,366,405
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	9,500	9,861,053
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	16,107	17,283,137
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	7,193	7,568,790
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	5,940,040
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.288%(cc)	05/25/26	38,290	2,000,752
Series K093, Class XAM, IO
1.332%(cc)	05/25/29	51,135	4,328,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K106, Class XAM, IO
1.728%(cc)	02/25/30	54,548	$6,683,074
Series K734, Class X1, IO
0.785%(cc)	02/25/26	121,392	3,082,652
Series K736, Class XAM, IO
1.835%(cc)	07/25/26	63,677	4,836,567
Series K737, Class XAM, IO
1.118%(cc)	10/25/26	46,658	2,255,611
GS Mortgage Securities Trust,
Series 2014-GC24, Class A4
3.666%	09/10/47	4,824	5,091,409
Series 2018-GS09, Class A3
3.727%	03/10/51	7,275	7,990,631
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	829	847,913
Series 2014-C24, Class A4A1
3.373%	11/15/47	1,500	1,581,704
Series 2015-C30, Class A3
3.322%	07/15/48	1,261	1,262,403
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	9,224	9,239,744
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A1
2.659%	02/15/51	2,359	2,378,787
Series 2018-C08, Class A3
3.720%	02/15/51	6,600	7,298,289
Series 2018-C12, Class A2
4.152%	08/15/51	3,250	3,420,241
Series 2018-C14, Class A3
4.180%	12/15/51	15,000	16,660,686
Series 2019-C17, Class A2
2.313%	10/15/52	7,291	7,488,124
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	2,345	2,382,894
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	15,704	16,110,502
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	16,523,575

Total Commercial Mortgage-Backed Securities (cost $185,683,413)			196,058,071
Corporate Bonds — 45.7%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30(a)	9,200	9,373,165
Agriculture — 0.8%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	7,730	8,327,894

A2

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	5,000	$5,512,184
			13,840,078
Airlines — 0.6%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	664	672,576
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22	3,940	3,974,741
3.800%	04/19/23(a)	5,000	5,198,506
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,215	1,249,149
4.625%	04/15/29	240	248,106
			11,343,078
Auto Manufacturers — 1.4%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.134%	08/04/25	500	529,448
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	9,795	10,583,847
6.600%	04/01/36	3,385	4,548,946
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25	8,000	8,781,108
			24,443,349
Banks — 11.2%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.239%(c)	04/12/23	2,200	2,227,951
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(a)(oo)	4,000	4,089,183
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	9,555	9,754,013
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28	5,000	5,521,230
4.078%(ff)	04/23/40	2,365	2,720,332
Sub. Notes, MTN
4.200%	08/26/24	9,015	9,860,250
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	7,060	7,596,603
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	10,740	12,492,031
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	320	314,916
3.375%	01/09/25	992	1,057,791
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	6,500	$6,806,222
Citigroup, Inc.,
Sub. Notes
4.450%	09/29/27	17,330	19,709,504
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	1,250	1,316,171
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	11,100	11,282,472
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	3,250	3,522,321
4.250%	03/13/26	2,100	2,340,125
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.814%(ff)	04/23/29	16,650	18,412,142
3.850%	01/26/27	240	263,679
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29	3,800	4,320,792
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	6,000	6,027,920
Sr. Unsec’d. Notes
2.580%(ff)	04/22/32	4,200	4,265,263
3.509%(ff)	01/23/29	17,000	18,504,155
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.736%(c)	01/15/22(a)(oo)	4,000	4,027,842
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	5,000	5,535,452
Sub. Notes, MTN
3.950%	04/23/27	655	728,475
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	200	215,825
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	20,000	21,383,991
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	1,635	1,619,669
4.125%	09/24/25	7,370	8,137,551
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	5,000	5,099,187
			199,153,058
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	6,500	7,653,872

A3

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials — 0.1%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	322	$354,413
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	640	694,098
			1,048,511
Chemicals — 1.5%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	7,475	8,490,273
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.625%	05/15/26	2,545	2,790,038
4.550%	11/30/25	131	147,319
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	1,065	1,183,310
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	3,295	3,514,243
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26(a)	5,000	5,588,817
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	4,000	4,093,574
			25,807,574
Commercial Services — 1.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	170	174,982
3.800%	11/01/25	2,445	2,673,899
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25	5,290	5,851,322
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	8,500	10,261,542
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30(a)	1,055	1,153,128
			20,114,873
Diversified Financial Services — 0.5%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
4.150%	01/23/30(a)	8,650	9,720,810
Electric — 6.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	7,510	8,367,652
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	1,405	$1,910,996
6.125%	04/01/36	1,160	1,605,818
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	492,691
5.000%	02/01/31	725	724,875
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28	6,480	7,388,141
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27(a)	12,060	13,264,389
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	476,703
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27(a)	435	468,967
Duke Energy Progress LLC,
First Mortgage
3.700%	09/01/28	3,980	4,450,445
Entergy Louisiana LLC,
Collateral Trust
3.250%	04/01/28(a)	445	480,930
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	12,201,904
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	1,250	1,361,419
Gulf Power Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27	795	865,951
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	925	987,880
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	2,150	2,305,987
Louisville Gas & Electric Co.,
First Mortgage, Series 25
3.300%	10/01/25	3,065	3,300,007
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	13,677,574
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	5,310	5,686,026
PacifiCorp,
First Mortgage
3.350%	07/01/25	2,270	2,442,305
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	530	567,551

A4

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	5,000	$5,413,418
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series M
4.100%	09/15/28	5,000	5,639,629
Union Electric Co.,
First Mortgage
2.950%	03/15/30(a)	6,500	6,924,654
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22	5	5,006
Vistra Operations Co. LLC,
Gtd. Notes, 144A (original cost $2,245,000; purchased 06/06/19)(f)
5.000%	07/31/27	2,245	2,318,843
Gtd. Notes, 144A (original cost $3,153,750; purchased 11/15/19)(f)
5.625%	02/15/27	3,000	3,105,551
			106,435,312
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47(a)	4,020	4,102,439
Foods — 0.7%
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	9,170	9,640,441
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39	1,370	1,581,692
4.200%	04/01/59	1,190	1,477,309
			12,699,442
Healthcare-Services — 1.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24(a)	1,000	1,075,270
HCA, Inc.,
Sr. Sec’d. Notes
4.500%	02/15/27	4,600	5,178,403
5.125%	06/15/39	3,800	4,693,957
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	4	4,761
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	125	156,208
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	270	285,196
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	8,980	9,848,255
			21,242,050
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Furnishings — 0.1%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.679%	07/19/24	1,000	$1,046,572
Housewares — 0.8%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/23	13,855	14,433,626
Insurance — 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26(a)	2,655	2,941,682
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,045	3,424,902
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	2,700	3,015,586
4.569%	02/01/29	2	2,325
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27	500	546,671
3.625%	03/30/23	355	370,470
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	1,185	1,213,606
			11,515,242
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	1,320	1,342,879
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29	3,200	3,457,718
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	5,822	7,646,883
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	1,510	1,699,574
4.200%	08/15/34	1,575	1,842,954
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	7,500	8,107,831
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24	500	533,039
			23,287,999
Mining — 0.3%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,267	5,849,278

A5

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23	445	$457,061
3.250%	02/11/22(a)	4,290	4,332,927
			4,789,988
Oil & Gas — 2.3%
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25	2	2,198
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27(a)	4,950	5,502,689
4.400%	04/15/29	3,000	3,361,363
ConocoPhillips,
Gtd. Notes, 144A
3.750%	10/01/27	2,305	2,571,106
4.300%	08/15/28	5,262	6,055,565
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	1,930	2,149,452
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	2,000	2,254,765
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.600%	01/03/31	177	191,985
6.900%	03/19/49	1,030	1,149,759
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	9,000	9,499,615
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.350%	06/01/28	7,335	8,243,458
			40,981,955
Packaging & Containers — 0.8%
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	12,590	14,283,708
Pharmaceuticals — 3.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.200%	11/21/29	13,790	14,859,583
3.850%	06/15/24	575	618,447
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
2.200%	07/15/22	400	403,137
Cigna Corp.,
Gtd. Notes
3.250%	04/15/25	530	566,588
4.375%	10/15/28	13,900	16,064,221
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	4,944	5,637,546
4.780%	03/25/38	1,775	2,172,637
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
5.000%	12/01/24	700	$782,004
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	4,773	5,840,255
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.000%	11/26/28	10,000	11,932,232
			58,876,650
Pipelines — 4.1%
Energy Transfer LP,
Sr. Unsec’d. Notes
4.000%	10/01/27	1,510	1,665,924
4.950%	06/15/28	7,825	8,987,452
5.500%	06/01/27(a)	5,000	5,867,649
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29(a)	7,750	8,320,639
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	8,455	9,349,398
4.125%	03/01/27	2,980	3,325,439
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23	2,525	2,703,788
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	1,535	1,699,617
4.500%	03/15/50	3,135	3,500,186
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29(a)	10,000	10,517,338
4.650%	10/15/25	2,185	2,421,113
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24	4,340	4,715,579
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	4,031,370
Valero Energy Partners LP,
Gtd. Notes
4.500%	03/15/28	4,255	4,798,609
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	03/04/24	1,000	1,074,210
			72,978,311
Real Estate Investment Trusts (REITs) — 0.6%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	3,750	4,001,088
3.850%	02/01/25	5,575	6,026,051
			10,027,139

A6

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail — 0.6%
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	8,665	$9,936,012
Semiconductors — 1.2%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26(a)	15,000	16,211,677
4.110%	09/15/28	3,975	4,427,587
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,153	1,149,375
			21,788,639
Software — 0.8%
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.200%	10/01/28(a)	12,730	14,487,713
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	143	138,090
2.675%	06/01/60	167	162,260
			14,788,063
Telecommunications — 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	09/15/53	4,246	4,204,223
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25	2,745	2,786,791
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	5,000	5,692,354
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	2,630	2,668,150
4.016%	12/03/29	8,188	9,285,321
			24,636,839
Water — 0.8%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.000%	12/01/26	13,140	14,113,961

Total Corporate Bonds (cost $725,453,220)			811,654,472
Municipal Bonds — 3.5%
Arizona — 1.5%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	27,084,513
Colorado — 0.3%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	4,585,246
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Massachusetts — 0.1%
Massachusetts State Water Pollution Abatement,
Revenue Bonds, BABs
5.192%	08/01/40	1,385	$1,592,625
New York — 0.7%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	2,000	2,546,600
New York City Water & Sewer System,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	10,182,059
			12,728,659
Ohio — 0.2%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,746,537
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	2,000	2,346,480
			4,093,017
Oregon — 0.1%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	500	688,200
Pennsylvania — 0.3%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	5,646,360
Texas — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	2,142,962
Washington — 0.2%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	3,213,653

Total Municipal Bonds (cost $53,632,707)			61,775,235
Residential Mortgage-Backed Securities — 1.8%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.786%(c)	09/25/35	1,823	1,736,416
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.686%(c)	04/25/28	1,172	1,173,106
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.936%(c)	10/25/28	1,457	1,461,366
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.486%(c)	10/25/29	868	868,194

A7

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.086%(c)	10/25/29	3,100	$3,100,981
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,759	1,851,031
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.786%(c)	11/25/28	1,721	1,722,343
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.436%(c)	03/25/29	65	64,907
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.836%(c)	09/25/48	8	8,007
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.736%(c)	01/25/49	993	1,008,202
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.686%(c)	10/25/28	524	524,534
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.736%(c)	05/25/29	455	455,187
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	14,290	14,338,941
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.836%(c)	01/25/48	328	328,656
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.636%(c)	07/25/28	376	375,927
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.736%(c)	06/25/57	997	997,663
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.486%(c)	03/25/28	40	40,045
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
2.864%(cc)	09/25/36	1,074	1,078,335

Total Residential Mortgage-Backed Securities (cost $28,844,949)			31,133,841
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds — 3.2%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45	1,000	$1,210,641
5.875%	01/15/24	5,000	5,577,406
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34(a)	2,000	2,769,006
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	2,000	2,851,031
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48	1,245	1,654,789
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	26,379	27,373,813
2.875%	10/17/29	15,600	16,180,268

Total Sovereign Bonds (cost $55,003,798)			57,616,954
U.S. Government Agency Obligations — 3.8%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32	945	1,369,223
Federal National Mortgage Assoc.
6.625%	11/15/30(k)	45,900	65,458,142
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	220	216,799

Total U.S. Government Agency Obligations (cost $67,460,512)			67,044,164
U.S. Treasury Obligations — 11.0%
U.S. Treasury Bonds
1.375%	08/15/50	415	350,351
2.500%	02/15/46	185	200,118
U.S. Treasury Notes
0.375%	09/30/27	500	477,227
0.500%	10/31/27	500	480,000
0.625%	08/15/30	495	460,659
1.125%	08/31/28	72,000	71,156,250
1.250%	09/30/28	75,000	74,683,594
U.S. Treasury Strips Coupon
1.954%(s)	02/15/42	8,730	5,607,661
2.364%(s)	05/15/45	4,640	2,765,513
2.377%(s)	08/15/45	1,705	1,010,212
2.387%(s)	05/15/43	5,565	3,459,865
2.420%(s)	05/15/44	10,500	6,400,078
2.472%(s)	08/15/44	15,965	9,630,762
2.526%(s)	02/15/46(h)	18,580	10,878,735
2.544%(s)	11/15/45	4,405	2,594,820
3.176%(s)	08/15/40(k)	7,180	4,818,453

Total U.S. Treasury Obligations (cost $192,673,342)			194,974,298

Total Long-Term Investments (cost $1,474,402,993)			1,589,761,173

A8

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Short-Term Investments — 9.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	121,583,923	$121,583,923
PGIM Institutional Money Market Fund (cost $39,272,355; includes $39,270,707 of cash collateral for securities on loan)(b)(wa)	39,368,359	39,344,738

Total Short-Term Investments (cost $160,856,278)		160,928,661

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—98.7% (cost $1,635,259,271)		1,750,689,834
Option Written*~ — (0.0)%
(premiums received $850,000)		(80,443)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—98.7% (cost $1,634,409,271)		1,750,609,391

Other assets in excess of liabilities(z) — 1.3%		23,626,790

Net Assets — 100.0%		$1,774,236,181

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,232,644; cash collateral of $39,270,707 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $5,398,750. The aggregate value of $5,424,394 is 0.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.36.V1, 06/20/26	Put	Citibank, N.A.	10/20/21	$101.00	5.00%(Q)	CDX.NA.HY.36.V1(Q)	250,000		$(80,443)
(premiums received $850,000)
A9

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
404	5 Year U.S. Treasury Notes	Dec. 2021	$49,587,845	$(214,469)
3,777	10 Year U.S. Treasury Notes	Dec. 2021	497,088,628	(5,598,775)
1,473	10 Year U.S. Ultra Treasury Notes	Dec. 2021	213,953,250	(4,874,160)
				(10,687,404)
Short Positions:
469	2 Year U.S. Treasury Notes	Dec. 2021	103,205,649	58,113
671	20 Year U.S. Treasury Bonds	Dec. 2021	106,835,781	2,805,100
476	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	90,945,750	3,320,162
				6,183,375
				$(4,504,029)
Credit default swap agreements outstanding at September 30, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	9,900	0.362%	$17,217	$11,802	$5,415	Bank of America, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at September 30, 2021		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.37.V1	12/20/26	1.000%(Q)	130,000		$(3,224,555)		$(3,144,120)		$80,435
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A10

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Inflation swap agreements outstanding at September 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
5,175	01/12/26	2.205%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	$—	$(293,828)	$(293,828)
10,350	01/13/26	2.152%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(616,843)	(616,843)
26,400	02/02/26	2.295%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(63,387)	(1,370,654)	(1,307,267)
15,505	02/18/26	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(729,711)	(729,711)
				$(63,387)	$(3,011,036)	$(2,947,649)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A11